Investment Strategy	Dec. 31, 2025
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large market capitalization companies that the Fund considers to have growth characteristics.
The Fund considers large market capitalization companies to be those with market capitalizations within the market capitalization range of the companies in the Russell 1000® Index. The Russell 1000 Index measures the performance of approximately 1,000 of the largest  U.S. companies based on total market capitalization. As of February 28, 2026, the Russell 1000 Index consisted of companies with market capitalizations of $1.1 billion and greater. The Fund considers a company to have growth characteristics if it is a constituent of the Russell 1000® Growth Index. The Russell 1000 Growth Index includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
The Fund’s sub-advisor, Numeric Investors LLC (“Numeric”), uses a proprietary model-driven quantitative approach to select equity securities (typically common stocks) of companies that have, in its opinion, attractive valuations, positive long-term growth characteristics, sustainable competitive advantages, relatively benign competitive environments, and favorable industry dynamics. In seeking to achieve this goal, stocks are selected from the universe using a balance of proprietary quantitative models that blend fundamental investment concepts with other uncorrelated drivers of stock returns to aid in forecasting a company’s long term business prospects. A discretionary overlay based on fundamental research supplements the quantitative models to verify data, validate assumptions, and incorporate any insights that may not be picked up by the models. The discretionary overlay is expected to operate only to exclude stocks from the portfolio that have been recommended by the models. The overlay will not identify stocks for investment outside of the models.
Based on statistically driven rules in the quantitative models, securities are sold in Numeric’s discretion for various reasons, including, without limitation, when they fall into the bottom 50% of the stock selection universe, the reasons for selecting the stock are no longer valid, or when necessary to maintain the risk profile of the overall Fund. Subject to the Fund’s 80% investment policy stated above, Numeric will not necessarily sell a stock if it “migrates” outside the market capitalization range of the Russell 1000 Index after purchase or if a stock is no longer a constituent of the Russell 1000 Growth Index. As a result, the Fund may invest in stocks that are no longer large-cap growth stocks, including stocks of mid-capitalization companies and stocks that exhibit value characteristics.
The Fund invests in a diversified portfolio of common stocks that are listed on the New York Stock Exchange, NYSE American, or  Nasdaq.
Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund also may purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large market capitalization companies that the Fund considers to have value characteristics.
The Fund considers large market capitalization companies to be those with market capitalizations within the market capitalization range of the companies in the Russell 1000® Index. The Russell 1000 Index measures the performance of approximately 1,000 of the largest  U.S. companies based on total market capitalization. As of February 28, 2026, the Russell 1000 Index consisted of companies with market capitalizations of $1.1 billion and greater. The Fund considers a company to have value characteristics if it is a constituent of the Russell 1000® Value Index. The Russell 1000 Value Index includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The Fund’s sub-advisor, Numeric Investors LLC (“Numeric”), uses a proprietary model-driven quantitative approach to select equity securities (typically common stocks) of companies that have, in its opinion, attractive valuations, positive long-term growth characteristics, sustainable competitive advantages, relatively benign competitive environments, and favorable industry dynamics. In seeking to achieve this goal, stocks are selected from the universe using a balance of proprietary quantitative models that blend fundamental investment concepts with other uncorrelated drivers of stock returns to aid in forecasting a company’s long term business prospects. A discretionary overlay based on fundamental research supplements the quantitative models to verify data, validate assumptions, and incorporate any insights that may not be picked up by the models. The discretionary overlay is expected to operate only to exclude stocks from the portfolio that have been recommended by the models. The overlay will not identify stocks for investment outside of the models.
Based on statistically driven rules in the quantitative models, securities are sold in Numeric’s discretion for various reasons, including, without limitation, when they fall into the bottom 50% of the stock selection universe, the reasons for selecting the stock are no longer valid, or when necessary to maintain the risk profile of the overall Fund. Subject to the Fund’s 80% investment policy stated above, Numeric will not necessarily sell a stock if it “migrates” outside the market capitalization range of the Russell 1000 Index after purchase or if a stock is no longer a constituent of the Russell 1000 Value Index. As a result, the Fund may invest in stocks that are no longer large-cap value stocks, including stocks of mid-capitalization companies and stocks that exhibit growth characteristics.
The Fund invests in a diversified portfolio of common stocks that are listed on the New York Stock Exchange, NYSE American, or Nasdaq.
Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Financial sector.   However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Financial sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund also may purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium market capitalization companies that the Fund considers to have growth characteristics.
The Fund considers a company to be a medium market capitalization company if it has a market capitalization between $1 billion and the market capitalization of the largest company in the Russell  Midcap® Index, which was $128.84  billion as of February 28, 2026. The Russell  Midcap Index measures the performance of the approximately 800 smallest companies in the Russell 1000® Index, which measures the performance of the approximately 1,000 largest U.S. companies based on total market capitalization.
The Fund’s sub-advisor, Stephens Investment Management Group, LLC (“SIMG”), principally invests in companies that it believes to have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. SIMG primarily employs fundamental research to identify companies with growth potential using year-over-year earnings per share growth rate or sales growth rate. If either such rate for a company is in the top 20% of such rates for companies in the Russell Midcap® Growth Index, then the Fund considers that company to have growth characteristics. The Russell Midcap Growth Index includes those Russell Midcap Index companies with relatively higher price-to-book ratios, earnings per share growth rates and sales growth rates.
The Fund’s equity investments include  U.S. common stocks and U.S. dollar denominated foreign stocks traded on U.S. exchanges. In addition to medium market capitalization companies, the Fund may also invest in equity securities of small-capitalization and large-capitalization companies. SIMG will sell a security when appropriate and consistent with the Fund’s investment objective and policies.
Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector.   However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may also invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small market capitalization companies that the Fund considers to have growth characteristics.
The Fund considers a company to be a small market capitalization company if it has a market capitalization similar to the market capitalizations of the companies in the Russell 2000® Index. The Russell 2000 Index measures the performance of the approximately 2,000 smallest  U.S. companies based on total market capitalization. As of February 28, 2026, the market capitalizations of the companies in the Russell 2000 Index ranged from $6.34  million to $39.26  billion.
The Fund’s sub-advisor, Stephens Investment Management Group, LLC (“SIMG”), principally invests in companies that it believes to have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. SIMG primarily employs fundamental research to identify companies with growth potential using year-over-year earnings per share growth rate or sales growth rate. If either such rate for a company is in the top 20% of such rates for companies in the Russell 2000® Growth Index, then the Fund considers that company to have growth characteristics. The Russell 2000 Growth Index includes those Russell 2000 Index companies with relatively higher price-to-book ratios, earnings per share growth rates and sales growth rates.
The Fund’s equity investments include  U.S. common stocks, master limited partnerships (“MLPs”) and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. In addition to small market capitalization companies, the Fund may also invest in equity securities of micro-capitalization and mid-capitalization companies. SIMG will sell a security when appropriate and consistent with the Fund’s investment objective and policies.
Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology and Industrials sectors. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to these sectors may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may also invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by implementing a quantitative trading strategy and systematic investment process designed to capitalize on price trends (up and/or down) in a broad range of around 120 global markets by utilizing derivative instruments to seek exposure to stock indices, bonds, currencies, and interest rates. As the owner of a “long” position in a derivative instrument, the Fund may benefit from an increase in the price of the underlying investment and, as the owner of a “short” position, the Fund may benefit from a decrease in the price of the underlying investment.
The Fund invests primarily in derivatives, including futures contracts (such as equity index futures, bond index futures, interest rate futures, treasury futures, and non-U.S. currency futures), and foreign currency forward contracts, including non-deliverable forwards (“NDFs”). The Fund also may invest in swaps, and other types of derivative instruments linked to stock indices, currencies, bonds, interest rates and commodity instruments. The Fund expects that, under normal market conditions, the notional value of its derivatives exposure generally will exceed that of its net assets. In order to meet collateral requirements in connection with the Fund’s use of derivatives, which may be used for hedging purposes or for exposure to a market, the Fund may hold significant amounts of (1) U.S. government securities, including U.S. Treasury securities, (2) other foreign developed market sovereign short-term bonds issued by countries such as France, Germany, Japan and other developed countries, (3) short-term investments, (4) cash and (5) time deposits. The Fund may obtain market exposure by investing in an affiliated exchange-traded fund (“ETF”) with respect to which the Manager receives a management fee and the sub-advisor receives an investment advisory fee. Additionally, the Fund may invest in bonds and zero coupon securities,  U.S. and non-U.S. currencies and instruments denominated in non-U.S. currencies. The Fund’s investments are generally made without restriction as to issuer market capitalization, country, currency, or maturity. The Fund may invest in issuers in the U.S. and foreign developed and emerging  markets.
The Fund seeks to gain exposure to the commodity futures markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). Generally, the Subsidiary invests primarily in commodity futures, but it may also invest in financial futures and forwards and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary and the Fund, in the aggregate, comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The sub-advisor employs computerized processes to identify investment opportunities across a wide range of markets around the world. Investment decisions are  executed via the sub-advisor’s proprietary execution strategy.  The investment decision  process is quantitative and primarily directional in nature, meaning that investment decisions are driven by mathematical models based on market trends and other historical relationships. It is underpinned by risk control, ongoing research, diversification and the quest for efficiency. The Fund’s holdings may be frequently adjusted to reflect the sub-advisor’s assessment of changing risks, which could result in high portfolio turnover. The sub-advisor’s strategy is designed to provide an excess return with a stable level of volatility regardless of market conditions. The sub-advisor seeks to do this by using systematic algorithms (a mathematical model) to scale positions based on the net asset value (“NAV”) of the Fund. The algorithm measures the degree of volatility in a particular market. As volatilities increase, the algorithm will look to reduce exposure. Conversely, it will increase exposure, subject to risk limits, if the market is calm and volatilities are decreasing. This technique is called `volatility scaling’ and can be applied at various levels to achieve a balanced risk exposure through time, and across different asset classes. Volatility scaling aims to achieve a certain target level of volatility which is stable through time. The Fund has set an annualized volatility target of 10% of its NAV. Volatility is defined as the annualized standard deviation of returns. It is important to note that both the short and long term realized volatility of the Fund can and will differ from the targeted volatility and can be dependent on prevailing market conditions.
The cornerstone of the sub-advisor’s investment philosophy is that the financial markets exhibit trends and other inefficiencies. Trends are a manifestation of serial correlation in financial markets — the phenomenon whereby past price movements influence price behavior. Although price trends vary in their intensity, duration and frequency they typically recur across sectors and markets. Trends are an attractive focus for active trading styles applied across a range of global markets. In implementing its investment program, the Fund may hold significant cash positions from time to time. The Fund may have significant exposure to issuers located in, or with economic ties to, Europe and Japan. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe and/or Japan may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by allocating all or substantially all of its assets across equities, bonds (including inflation index-linked bonds), interest rates, corporate credit, and commodities primarily through derivative instruments. The Fund implements its strategy by utilizing a proprietary quantitative model, which is designed to provide a stable level of volatility regardless of market conditions.
The Fund invests primarily in futures (including equity index futures, bond index futures, interest rate futures, bond futures and government bond futures, such as treasury futures), swaps (including commodity swaps, credit default swaps, and total return swaps) and foreign currency forward contracts, but also may invest in other types of derivative instruments. The Fund uses derivative instruments to enhance total return, to manage certain investment risks or to substitute for the purchase or sale of the underlying securities, and to hedge against currency exchange rates. The Fund expects that, under normal market conditions, the notional value of its derivatives exposure generally will exceed that of its net assets. In connection with the Fund’s use of derivatives, the Fund also may hold significant amounts of  U.S. Treasury securities and other foreign developed market sovereign short-term bonds issued by countries such as France, Germany, the United Kingdom and other developed countries, or short-term investments, cash and time deposits in order to meet collateral requirements. The Fund may also invest in zero coupon securities. The Fund’s use of derivatives will have the economic effect of financial leverage. The Fund’s investments are generally made without restriction as to issuer market capitalization, country, currency, or maturity. The Fund may invest in derivatives instruments that provide exposure to below investment grade securities, which are commonly referred to as “junk bonds” and to issuers in the U.S. and foreign developed and emerging markets, including sovereign debt. The Fund may invest in non-US currencies, instruments denominated in non-U.S. currencies, foreign currency forward contracts, including non-deliverable forwards (“NDFs”), and non-U.S. currency futures contracts. The Fund also may invest in government obligations.
The sub-advisor’s strategy is designed to provide an excess return with a stable level of volatility regardless of market conditions. The sub-advisor seeks to do this by using systematic algorithms (a mathematical model) to scale positions based on the net asset value (“NAV”) of the Fund. The algorithm measures the degree of volatility in a particular market. As volatilities increase, the algorithm will look to reduce exposure. Conversely, it will increase exposure, subject to risk limits, if the market is calm and volatilities are decreasing. This technique is called ‘volatility scaling’ and can be applied at various levels to achieve a balanced risk exposure through time, and across different asset classes. Volatility scaling aims to achieve a certain target level of volatility which is stable through time. The Fund has set an annualized volatility target of 10% of its NAV. Volatility is defined as the annualized standard deviation of returns. It is important to note that both the short and long term realized volatility of the Fund can and will differ from the targeted volatility and can be dependent on prevailing market conditions.
In addition to the volatility scaling described above, the strategy utilizes additional systematic overlays to control downside risk. The first of these is a momentum overlay, which uses past price behavior to identify periods when a market is in a downtrend. The strategy uses this information to scale down positions depending upon the strength of that trend, thereby reducing risk in falling markets. The second is a volatility switching mechanism, which reacts quickly to spikes in volatility by using a formula that is designed to minimize market transactions during periods of low volatility and increase market transactions during periods of heightened market volatility in order to maintain the Fund’s target level of volatility. Volatility switching is used to react more dynamically to market events. The third uses intraday data to identify dangerous environments in which fixed income assets no longer act as a hedge to equities and other assets. The combination of these overlays aims to reduce losses and improve risk-adjusted returns.
The Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in a wholly-owned subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). Generally, the Subsidiary invests primarily in commodity swaps, but it may also invest in financial futures and forwards, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary and the Fund, in the aggregate, comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). In addition, the Fund and the Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, and the Subsidiary follows the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
The Fund’s holdings may be frequently adjusted to reflect the sub-advisor’s assessment of changing risks, which could result in high portfolio turnover. The Fund may have significant exposure to issuers located in, or with economic ties to, Europe. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.